Summary of Significant of Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 USD ($)
Cash pledged as collateral for a short-term bank loan	¥ 653		¥ 2,163		$ 100
Cash reserved in third-party trust account	144		332		22
Advertising and promotional expenses	550,566	$ 84,378	¥ 1,305,720	¥ 1,646,378
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security	¥ 1,661,258				254,598
Concentration risk percentage	10.00%	10.00%
Maximum ownership percentage in ICP business	50.00%	50.00%
Appreciation (depreciation) rate of foreign currency exchange (as a percent)	(6.27%)	(6.27%)	(4.10%)	5.70%
Deferred Revenue, Revenue Recognized	¥ 94,056	$ 14,415	¥ 84,703	¥ 73,837
Retained earnings	¥ 857,188		1,944,938		$ 131,370
Goodwill, Impairment Loss			¥ 545,665
Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained earnings						¥ 40,874	$ 6,264
PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage	14.60%	14.60%
Non-PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage	85.40%	85.40%
Baidu | Total Revenue [Member]
Concentration risk percentage			8.10%	12.10%
Google | Total Revenue [Member]
Concentration risk percentage			13.80%	14.40%
Cross Currency Interest Rate Contract [Member]
Noon buying rate | (per share)	¥ 6.5250				$ 1.00